INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

13.  INCOME TAXES

The following table presents GFL’s income tax reconciliations for the periods indicated, excluding the results of GFL Environmental Services which has been classified as discontinued operations:

	Year ended December 31,
	2025	2024(1)
Income (loss) before income taxes	$226.9	$(1,123.9)
Income tax expense (recovery) at the combined basic federal and provincial tax rate (26.5% in 2025 and 2024)	60.1	(297.8)
Decrease (increase) resulting from:
Permanent differences	23.1	51.0
Investment tax credit	(39.7)	—
Variance between combined Canadian tax rate and the tax rate applicable to U.S. income	1.3	(3.3)
Recognition of previously unrecognized deductible temporary differences	(13.7)	(497.1)
Non-taxable (loss) income	(47.7)	504.7
Changes in estimate related to prior years	—	(11.9)
Other	2.4	28.0
Income tax recovery	$(14.2)	$(226.4)

(1)Comparative figures have been re-presented, refer to Note 2 and 23.

The effective income tax rates differ from the amount that would be computed by applying the combined federal and provincial statutory income tax rates to income (loss) before income taxes.

GFL is subject to the global minimum top-up tax (“GMT”) under Pillar Two tax legislation. For the year ended December 31, 2025, GFL meets the Country-by-Country Reporting Safe Harbor tests in all applicable jurisdictions, and $nil GMT has been recognized in the Annual Financial Statements ($nil for the year ended December 31, 2024). Additionally, no deferred tax liability has been recorded in connection with the GMT, as GFL expects to continue to qualify for safe harbor relief in the foreseeable future, subject to ongoing assessment of financial and tax positions in relevant jurisdictions.

Deferred income taxes

Deferred income taxes represent the net tax effect of non-capital tax losses and temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities.

The following table presents GFL’s deferred income tax assets and liabilities and their changes for the periods indicated:

						Recognized in
			Acquisitions		Recognized	other
	Balance,	Discontinued	via business	Foreign	in net income	comprehensive	Balance,
	December 31, 2024	operations	combinations	exchange	(loss)	income (loss)	December 31, 2025
Deferred income tax assets
Non-capital loss and interest carry forwards	$128.5	$(30.0)	$—	$(2.3)	$59.7	$—	$155.9
Landfill closures and post-closure obligations	293.0	—	3.8	(12.0)	7.8	—	292.6
Accrued liabilities	26.1	—	—	(1.5)	28.9	—	53.5
Cash flow hedges	23.2	—	—	—	(19.1)	0.5	4.6
Leases	113.5	(14.4)	1.2	(2.0)	(9.3)	—	89.0
Other	145.9	(6.3)	3.5	8.4	(90.6)	(4.6)	56.3
	$730.2	$(50.7)	$8.5	$(9.4)	$(22.6)	$(4.1)	$651.9

Deferred income tax liabilities
Property and equipment	$892.0	$(89.8)	$0.8	$(29.5)	$4.8	$—	$778.3
Intangible assets	485.2	(160.0)	22.6	(9.1)	(14.9)	—	323.8
Investment in associates and joint ventures	(466.0)	746.7	—	(1.0)	28.7	—	308.4
Other	74.2	(1.1)	0.8	(0.1)	(54.7)	—	19.1
	$985.4	$495.8	$24.2	$(39.7)	$(36.1)	$—	$1,429.6

Acquisitions via business combinations includes $0.5 million of measurement period adjustments to adjust previously reported purchase price allocations completed during prior years.

As at December 31, 2025, GFL had income tax losses of approximately $322.3 million ($362.0 million as at December 31, 2024) available to carry forward to reduce future years’ taxable income. If not utilized, these losses will begin to expire in 2031 and fully expire in 2045.

In addition, one of GFL’s US subsidiaries has income tax losses of $121.1 million, which are in a separate tax return and cannot be used by any other US subsidiaries.

GFL’s basis for recording deferred income tax assets is the availability of deferred income tax liabilities, which in certain taxable jurisdictions will offset these deferred income tax assets in the future. In other taxable jurisdictions, the basis for recording deferred income tax assets is forecasted taxable income for that jurisdiction, which GFL considers probable to occur.

					Recognized in
		Acquisitions			other
	Balance,	via business	Foreign	Recognized	comprehensive	Balance,
	December 31, 2023	combinations	exchange	in net loss	loss	December 31, 2024
Deferred income tax assets
Non-capital loss and interest carry forwards	$456.3	$—	$14.9	$(342.7)	$—	$128.5
Landfill closures and post-closure obligations	214.7	4.0	17.6	56.7	—	293.0
Investment in associates and joint ventures	—	—	—	466.0	—	466.0
Accrued liabilities	49.5	—	0.4	(23.8)	—	26.1
Cash flow hedges	5.6	—	—	—	17.6	23.2
Leases	66.5	0.8	—	46.2	—	113.5
Other	49.8	2.1	14.6	79.5	(0.1)	145.9
	$842.4	$6.9	$47.5	$281.9	$17.5	$1,196.2
Deferred income tax liabilities
Property and equipment	$847.7	$—	$80.8	$(36.5)	$—	$892.0
Intangible assets	536.0	1.7	8.5	(61.0)	—	485.2
Other	(72.1)	—	(0.5)	146.9	(0.1)	74.2
	$1,311.6	$1.7	$88.8	$49.4	$(0.1)	$1,451.4